Segmented Information (Segment revenues and results) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Operating revenues	$ 651.8	$ 542.8
Cost of sales
Cost of sales	387.2	315.6
Impairment of El Chanate inventory	64.0
Royalties	21.6	15.6
Amortization	166.6	125.6
Cost of sales	639.4	456.8
Expenses
Exploration	11.0	8.3
Corporate and administrative	17.4	15.5
Share-based compensation	6.6	6.2
(LOSS) EARNINGS FROM OPERATIONS	(22.6)	56.0
Finance expense	(3.0)	(6.6)
Foreign exchange loss	(4.4)	5.0
Other loss	(8.4)	(3.1)
Loss on redemption of senior secured notes	0.0	(29.1)
(LOSS) EARNINGS BEFORE INCOME TAXES	(38.4)	22.2
Operating segments [member] | Young-Davidson [Member]
Disclosure of operating segments [line items]
Operating revenues	236.3	249.7
Cost of sales
Cost of sales	149.0	125.9
Impairment of El Chanate inventory	0.0
Royalties	3.6	4.4
Amortization	82.4	83.1
Cost of sales	235.0	213.4
Expenses
Exploration	0.0	0.0
Corporate and administrative	0.0	0.0
Share-based compensation	0.0	0.0
(LOSS) EARNINGS FROM OPERATIONS	1.3	36.3
Operating segments [member] | Mulatos [Member]
Disclosure of operating segments [line items]
Operating revenues	223.3	201.4
Cost of sales
Cost of sales	125.9	112.9
Impairment of El Chanate inventory	0.0
Royalties	11.8	10.6
Amortization	35.4	29.5
Cost of sales	173.1	153.0
Expenses
Exploration	7.5	6.7
Corporate and administrative	0.0	0.0
Share-based compensation	0.0	0.0
(LOSS) EARNINGS FROM OPERATIONS	42.7	41.7
Operating segments [member] | Island Gold [Member]
Disclosure of operating segments [line items]
Operating revenues	135.1	14.9
Cost of sales
Cost of sales	56.0	4.1
Impairment of El Chanate inventory	0.0
Royalties	6.2	0.6
Amortization	44.3	8.7
Cost of sales	106.5	13.4
Expenses
Exploration	1.4	0.0
Corporate and administrative	0.0	0.0
Share-based compensation	0.0	0.0
(LOSS) EARNINGS FROM OPERATIONS	27.2	1.5
Operating segments [member] | El Chanate [Member]
Disclosure of operating segments [line items]
Operating revenues	57.1	76.8
Cost of sales
Cost of sales	56.3	72.7
Impairment of El Chanate inventory	64.0
Royalties	0.0	0.0
Amortization	4.5	4.3
Cost of sales	124.8	77.0
Expenses
Exploration	0.0	0.0
Corporate and administrative	0.0	0.0
Share-based compensation	0.0	0.0
(LOSS) EARNINGS FROM OPERATIONS	(67.7)	(0.2)
Corporate and other [Member]
Expenses
Exploration	2.1	1.6
Corporate and administrative	17.4	15.5
Share-based compensation	6.6	6.2
(LOSS) EARNINGS FROM OPERATIONS	$ (26.1)	$ (23.3)